Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Maximum credit exposure

The maximum credit exposure as of December 31, 2018 and 2017 are as follows:

(In millions of won)
	December 31, 2018		December 31, 2017
Cash and cash equivalents	￦	1,506,432	1,457,416
Financial instruments		1,046,897	618,002
Investment securities		11,672	19,928
Accounts receivable — trade		2,019,933	2,138,755
Loans and other receivables		1,621,938	1,962,083
Derivative financial assets		55,457	30,956

	￦	6,262,329	6,227,140

Summary of gross carrying amounts of each financial asset except for accounts receivable trade and derivative financial asset

The gross carrying amounts of each financial asset except for the accounts receivable — trade and derivative financial assets as of December 31, 2018 are as follows.

(In millions of won)
	Financial assets at FVTPL		Financial assets at FVOCI	At amortized cost
				12-month ECL	Lifetime ECL — not credit impaired	Lifetime ECL — credit impaired
Gross amount	￦	500,154	1,135	2,153,513	36,687	104,906
Loss allowance		—	—	(3,305)	(10,760)	(101,823)

Carrying amount	￦	500,154	1,135	2,150,208	25,927	3,083

Summary of changes in loss allowance for debt investments

Changes in the loss allowance for the debt investments during the year ended December 31, 2018 are as follows.

(In millions of won)
	12-month ECL		Lifetime ECL — not credit impaired	Lifetime ECL — credit impaired	Total
December 31, 2017	￦				122,723
Changes in accounting policy					99
January 1, 2018		2,997	16,551	103,274	122,822
Remeasurement of loss allowance, net		716	2,961	3,163	6,840
Transfer to lifetime ECL — not credit impaired		(408)	408	—	—
Transfer to lifetime ECL — credit impaired		—	(6,137)	6,137	—
Amounts written off		—	(3,746)	(15,400)	(19,146)
Recovery of amounts written off		—	145	4,649	4,794
Business combinations		—	578	—	578

December 31, 2018	￦	3,305	10,760	101,823	115,888

Contractual maturities of financial liabilities

Contractual maturities of financial liabilities as of December 31, 2018 are as follows:

(In millions of won)
	Carrying amount		Contractual cash flows	Less than 1 year	1 - 5 years	More than 5 years
Accounts payable — trade	￦	381,302	381,302	381,302	—	—
Borrowings(*)		2,184,996	2,599,377	259,631	2,339,746	—
Debentures(*)		7,466,852	8,762,045	1,113,075	4,638,381	3,010,589
Accounts payable — other and others(*)		6,762,782	6,991,641	4,792,370	1,416,725	782,546

	￦	16,795,932	18,734,365	6,546,378	8,394,852	3,793,135

(*)	Includes interest payables.

Periods in which cash flows from cash flow hedge derivatives are expected to occur

As of December 31, 2018, periods in which cash flows from cash flow hedge derivatives are expected to occur are as follows:

(In millions of won)
	Carrying amount		Contractual cash flows	Less than 1 year	1 - 5 years	More than 5 years
Assets	￦	39,871	36,978	19,787	50,223	(33,032)
Liabilities		(4,184)	(4,227)	(132)	(4,095)	—

	￦	35,687	32,751	19,655	46,128	(33,032)

Debt-equity ratio

Debt-equity ratio as of December 31, 2018 and 2017 are as follows:

(In millions of won)
	December 31, 2018		December 31, 2017
Total liabilities	￦	20,019,861	15,399,474
Total equity		22,349,250	18,029,195
Debt-equity ratios		89.58%	85.41%

Fair value and carrying amount of financial assets and liabilities including fair value hierarchy
1)	Fair value and carrying amount of financial assets and liabilities including fair value hierarchy as of December 31, 2018 are as follows:

(In millions of won)
	December 31, 2018
	Carrying amount		Level 1	Level 2	Level 3	Total
Financial assets that are measured at fair value:
FVTPL	￦	820,366	—	695,992	124,374	820,366
Derivatives hedging instruments		39,871	—	39,871	—	39,871
FVOCI		544,643	293,925	—	250,718	544,643

	￦	1,404,880	293,925	735,863	375,092	1,404,880

Financial liabilities that are measured at fair value:
FVTPL	￦	61,813	—	61,813	—	61,813
Derivative financial liabilities		4,184	—	4,184	—	4,184

	￦	65,997	—	65,997	—	65,997

Financial liabilities that are not measured at fair value:
Borrowings	￦	2,184,996	—	2,378,843	—	2,378,843
Debentures		7,405,039	—	7,868,472	—	7,868,472
Long-term payables — other		2,393,027	—	2,469,653	—	2,469,653

	￦	11,983,062	—	12,716,968	—	12,716,968

2)	Fair value and carrying amount of financial assets and liabilities including fair value hierarchy as of December 31, 2017 are as follows:

(In millions of won)
	December 31, 2017
	Carrying amount		Level 1	Level 2	Level 3	Total
Financial assets that are measured at fair value
FVTPL	￦	328,314	—	106,057	222,257	328,314
Derivatives hedging instruments		21,902	—	21,902	—	21,902
Available-for-sale financial assets		734,487	589,202	47,383	97,902	734,487

	￦	1,084,703	589,202	175,342	320,159	1,084,703

Financial liabilities that are measured at fair value
FVTPL	￦	60,278	—	60,278	—	60,278
Derivative financial liabilities		39,470	—	39,470	—	39,470

	￦	99,748	—	99,748	—	99,748

Financial liabilities that are not measured at fair value
Borrowings	￦	382,817	—	383,748	—	383,748
Debentures		7,025,909	—	7,325,370	—	7,325,370
Long-term payables — other		1,649,466	—	1,766,451	—	1,766,451

	￦	9,058,192	—	9,475,569	—	9,475,569

Interest rates used by the group for the fair value measurement

Interest rates used by the Group for the fair value measurement as of December 31, 2018 are as follows:

Interest rate
Derivative instruments	1.63% ~ 3.12%
Borrowings and debentures	2.17% ~ 2.28%
Long-term payables — other	2.07% ~ 2.28%

Significant inputs for fair value measurement and inter-relationship between inputs and fair value measured
Significant inputs for the fair value measurement and the inter-relationship between the inputs and the fair value measured are as follows.

Valuation Techniques	Significant non-observable inputs	Correlations between inputs and fair value measurement
Discounted cash flows	Expected cash flows Perpetual growth rate (-1%~1%) Weighted average cost of capital: 11.5% (Risk free rate: 2.4%, Market risk premium: 10.4%, Proxy beta: 0.88)

If the expected cash flows increase (decrease), Fair value will increase (decrease)

If the perpetual growth rate is higher (lower), Fair value will increase (decrease)

If the weighted average cost of capital is higher (lower) Fair value will decrease (increase)

Carrying amount of financial instruments recognized of which offset agreements are applicable

Carrying amount of financial instruments recognized of which offset agreements are applicable as of December 31, 2018 and 2017 are as follows:

(In millions of won)
	December 31, 2018
	Gross financial instruments recognized		Amount offset	Net financial instruments presented on the statements of financial position	Relevant financial instruments not offset	Net amount
Financial assets:
Derivatives(*)	￦	1,867	—	1,867	(1,107)	760
Accounts receivable — trade and others		95,990	(95,920)	70	—	70

	￦	97,857	(95,920)	1,937	(1,107)	830

Financial liabilities:
Derivatives(*)	￦	1,107	—	1,107	(1,107)	—
Accounts payable — other and others		95,920	(95,920)	—	—	—

	￦	97,027	(95,920)	1,107	(1,107)	—

(In millions of won)
	December 31, 2017
	Gross financial instruments recognized		Amount offset	Net financial instruments presented on the statements of financial position	Relevant financial instruments not offset	Net amount
Financial assets:
Derivatives(*)	￦	26,645	—	26,645	(19,875)	6,770
Accounts receivable — trade and others		93,146	(92,409)	737	—	737

	￦	119,791	(92,409)	27,382	(19,875)	7,507

Financial liabilities:
Derivatives(*)	￦	19,875	—	19,875	(19,875)	—
Accounts payable — other and others		92,409	(92,409)	—	—	—

	￦	112,284	(92,409)	19,875	(19,875)	—

(*)	The balance represents the net amount under the standard terms and conditions of International Swap and Derivatives Association

Currency risk [member]
Statement [LineItems]
Monetary assets and liabilities denominated in foreign currencies

Monetary assets and liabilities denominated in foreign currencies as of December 31, 2018 are as follows:

(In millions of won, thousands of foreign currencies)
	Assets			Liabilities
	Foreign currencies	Won equivalent		Foreign currencies	Won equivalent
USD	173,560	￦	194,058	1,588,522	￦	1,776,126
EUR	14,575		18,645	69		89
JPY	813,676		8,244	315,756		3,200
Others	—		3,484	—		18

		￦	224,431		￦	1,779,433

Impact on income before income tax of a hypothetical change in exchange rates

As of December 31, 2018, a hypothetical change in exchange rates by 10% would have increase (reduce) the Group’s income before income tax as follows:

(In millions of won)
	If increased by 10%		If decreased by 10%
USD	￦	12,593	(12,593)
EUR		1,856	(1,856)
JPY		504	(504)
Others		347	(347)

	￦	15,300	(15,300)

Available- for-sale financial assets [Member] | Level 3 [member]
Statement [LineItems]
Fair value of assets
3)	There have been no transfers between Level 2 and Level 1 for year ended December 31, 2018. The changes of financial assets classified as Level 3 for the year ended December 31, 2018 are as follows:

(In millions of won)
	Balance at January 1, 2018		Impact of adopting IFRS 9	Gain for the period	OCI	Acquisition	Disposal	Reclassification	Balance at December 31, 2018
Financial assets at fair value through profit or loss	￦	222,257	(222,257)	—	—	—	—	—	—
Available-for-sale financial assets		97,902	(97,902)	—	—	—	—	—	—
FVTPL(*)		—	391,515	7,708	732	18,732	(128,713)	(165,600)	124,374
FVOCI(*)		—	129,455	—	(52,475)	15,310	(7,172)	165,600	250,718

	￦	320,159	200,811	7,708	(51,743)	34,042	(135,885)	—	375,092

(*)

During the year ended December 31, 2018, the Group acquired 460,000 of common shares of KRAFTON Co., Ltd. (formerly, Bluehole Inc.) by exercising the conversion right. The fair value of the common share is ￦300,000 per share based on the income approach from IFRS 13 Fair Value Measurement. The Group reclassified existing financial assets at FVTPL amounting to ￦165,600 million to financial assets at FVOCI and recognized ￦27,600 million of valuation losses on financial assets at FVOCI. Significant inputs for the fair value measurement and the inter-relationship between the inputs and the fair value measured are as follows.